United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	February 13, 2001

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2001

Number of Other included Managers:	2

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$2,476,322
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1186   101300 SH       SOLE                   101300
American Barrick Gold Corp.    COM              067901108      913    57227 SH       SOLE                    57227
American Home Products         COM              026609107      736    12000 SH       SOLE                    12000
American International         COM              026874107     3942    49654 SH       SOLE                    49654
BP Amoco PLC                   COM              055622104      298     6400 SH       SOLE                     6400
Bell South                     COM              079860102      214     5604 SH       SOLE                     5604
Bristol Meyers Squibb          COM              110122108      420     8228 SH       SOLE                     8228
Burlington Industries, Inc.    COM              121693105        1    18330 SH       SOLE                    18330
CEF Select Sector SPDR Industr COM              81369y704     1713    61850 SH       SOLE                    61850
Carlisle Companies, Inc.       COM              142339100     1080    29200 SH       SOLE                    29200
ChevronTexaco Corp             COM              166764100     1581    17648 SH       SOLE                    17648
Clayton Homes Inc.             COM              184190106     1909   111650 SH       SOLE                   111650
Community Banks Inc, Millersbu COM              203628102      207     7663 SH       SOLE                     7663
Delphi Automotive Systems Corp COM              247126105     2439   178550 SH       SOLE                   178550
Delta Air Lines, Inc.          COM              247361108     1787    61075 SH       SOLE                    61075
Devon Energy Inc.              COM              25179M103      467    12075 SH       SOLE                    12075
Diamond Offshore Drilling, Inc COM              25271C102      993    32650 SH       SOLE                    32650
Exxon Mobil Corp.              COM              30231G102     2586    65806 SH       SOLE                    65806
FleetBostonFinancial Corp      COM              339030108     1575    43150 SH       SOLE                    43150
General Electric               COM              369604103     1010    25200 SH       SOLE                    25200
General Motors                 COM              370442105     2252    46344 SH       SOLE                    46344
General Motors Cl. H           COM              370442832      538    34814 SH       SOLE                    34814
Household International        COM              441815107     3255    56175 SH       SOLE                    56175
ITT Industries                 COM              450911102      506    10025 SH       SOLE                    10025
Int'l Bus Machines             COM              459200101      730     6036 SH       SOLE                     6036
KB Home                        COM              48666k109      597    14900 SH       SOLE                    14900
Kemet Corporation              COM              488360108     2337   131650 SH       SOLE                   131650
Marathon Oil Corp.             COM              565849106     1353    45100 SH       SOLE                    45100
Maxtor Corp.                   COM              577729205      208    32882 SH       SOLE                    32882
Mellon Financial Corp          COM              58551A108     1346    35790 SH       SOLE                    35790
Merck & Company                COM              589331107     1255    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     4070   103041 SH       SOLE                   103041
Nisource Inc.                  COM              65473P105     1070    46400 SH       SOLE                    46400
Norfolk Southern               COM              655844108      216    11799 SH       SOLE                    11799
North Fork Bancorp NY          COM              659424105      211     6600 SH       SOLE                     6600
PPL Corp.                      COM              69351t106      440    12625 SH       SOLE                    12625
PepsiCo                        COM              713448108      335     6882 SH       SOLE                     6882
Philip Morris Inc.             COM              718154107     1175    25634 SH       SOLE                    25634
Phillips Petroleum             COM              718507106     1344    22300 SH       SOLE                    22300
Quantum-Storage Systems        COM              747906204      561    57000 SH       SOLE                    57000
Rowan Cos Inc.                 COM              779382100     1750    90350 SH       SOLE                    90350
Southwestern Energy Company    COM              845467109      585    56250 SH       SOLE                    56250
The Timken Company             COM              887389104      996    61570 SH       SOLE                    61570
TransCanada Pipelines LTD      COM              893526103      175    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109     1154    42475 SH       SOLE                    42475
Tyco Int'l  LTD New            COM              902124106     2727    46300 SH       SOLE                    46300
USX-U.S. Steel Group           COM              90337T101      572    31600 SH       SOLE                    31600
Union Pacific                  COM              907818108      228     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108     1797   143268 SH       SOLE                   143268
Unumprovident Corp             COM              91529Y106     3330   125600 SH       SOLE                   125600
Verizon Communication          COM              92343v104     1426    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     3084    94319 SH       SOLE                    94319
York International             COM              986670107      620    16250 SH       SOLE                    16250
I Shares MSCI Taiwan Index Fun COM              464286731      945    87700 SH       SOLE                    87700